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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
Asset Backed Commercial Paper: 34.1%
13,750,000	Barton Capital LLC, 0.430%,due 10/03/11	$13,749,503	1.1
21,500,000	Barton Capital LLC, 0.560%,due 10/05/11	21,498,328	1.7
2,000,000	CAFCO LLC, 0.100%,due 10/03/11	1,999,983	0.2
7,300,000	CAFCO LLC, 0.160%,due 10/06/11	7,299,807	0.6
13,500,000	CAFCO LLC, 0.180%,due 10/11/11	13,499,287	1.1
18,750,000	CAFCO LLC, 0.180%,due 10/13/11	18,748,750	1.5
750,000	CAFCO LLC, 0.250%,due 11/14/11	749,762	0.1
500,000	Ciesco LLC, 0.140%,due 10/05/11	499,990	0.0
8,000,000	Ciesco LLC, 0.160%,due 10/11/11	7,999,600	0.7
14,500,000	Ciesco LLC, 0.190%,due 10/25/11	14,498,067	1.2
8,000,000	Ciesco LLC, 0.240%,due 11/14/11	7,997,580	0.7
2,300,000	Ciesco LLC, 0.280%,due 12/12/11	2,298,712	0.2
10,000,000	Ciesco LLC, 0.350%,due 01/06/12	9,990,569	0.8
2,000,000	Concord Minutemen Capital Co., 0.170%,due 10/03/11	1,999,972	0.2
6,000,000	Concord Minutemen Capital Co., 0.320%,due 12/02/11	5,996,693	0.5
26,000,000	Concord Minutemen Capital Co., 0.390%,due 02/13/12	25,941,406	2.1
9,000,000	Concord Minutemen Capital Co., 0.400%,due 01/05/12	8,990,400	0.7
4,370,000	Crown Point Capital Co., 0.190%,due 10/04/11	4,369,911	0.4
5,000,000	Crown Point Capital Co., 0.320%,due 12/02/11	4,997,244	0.4
3,000,000	Crown Point Capital Co., 0.330%,due 11/18/11	2,998,200	0.2
22,500,000	Crown Point Capital Co., 0.390%,due 02/13/12	22,449,375	1.8
10,750,000	Crown Point Capital Co., 0.400%,due 01/05/12	10,738,533	0.9
9,250,000	Jupiter Securitization Company LLC, 0.110%,due 10/03/11	9,249,918	0.8
250,000	Jupiter Securitization Company LLC, 0.130%,due 10/18/11	249,983	0.0
15,250,000	Jupiter Securitization Company LLC, 0.130%,due 10/06/11	15,249,661	1.2
17,000,000	Jupiter Securitization Company LLC, 0.150%,due 10/14/11	16,999,018	1.4
1,750,000	Jupiter Securitization Company LLC, 0.210%,due 12/19/11	1,749,194	0.1
8,250,000	Old Line Funding LLC, 0.160%,due 10/18/11	8,249,338	0.7
10,000,000	Old Line Funding LLC, 0.170%,due 11/04/11	9,998,300	0.8
250,000	Old Line Funding LLC, 0.200%,due 12/08/11	249,906	0.0
9,000,000	Old Line Funding LLC, 0.240%,due 01/03/12	8,994,360	0.7
16,000,000	Old Line Funding LLC, 0.240%,due 12/09/11	15,992,640	1.3
500,000	Thunder Bay Funding LLC, 0.100%,due 10/03/11	499,996	0.0
6,750,000	Thunder Bay Funding LLC, 0.120%,due 10/04/11	6,749,910	0.5
600,000	Thunder Bay Funding LLC, 0.160%,due 10/11/11	599,970	0.1
8,750,000	Thunder Bay Funding LLC, 0.160%,due 10/24/11	8,749,061	0.7
5,000,000	Thunder Bay Funding LLC, 0.200%,due 11/10/11	4,998,889	0.4
22,000,000	Thunder Bay Funding LLC, 0.300%,due 11/30/11	21,989,000	1.8
11,250,000	Variable Funding Capital, 0.160%,due 10/21/11	11,248,938	0.9
4,250,000	Variable Funding Capital, 0.170%,due 10/26/11	4,249,469	0.3
5,500,000	Variable Funding Capital, 0.210%,due 12/07/11	5,497,850	0.4
20,500,000	Variable Funding Capital, 0.200%,due 12/05/11	20,492,597	1.7
27,750,000	Windmill Funding Corp., 0.310%,due 10/21/11	27,745,617	2.3
1,500,000	Windmill Funding Group, 0.150%,due 10/04/11	1,499,975	0.1
10,000,000	Windmill Funding Group, 0.310%,due 10/03/11	9,999,878	0.8
	Total Asset Backed Commercial Paper (Cost $420,615,140)	420,615,140	34.1
Certificates of Deposit: 7.2%
10,250,000	Credit Suisse/New York NY, 0.006%,due 12/08/11	10,250,000	0.8
12,000,000	Deutsche Bank NY, 0.190%,due 10/05/11	12,000,000	1.0
3,500,000	Rabobank Nederland NV NY, 0.190%,due 10/11/11	3,500,068	0.3

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Certificates of Deposit (continued)
8,000,000		Rabobank Nederland NV, 0.006%,due 11/16/11	$8,000,000	0.7
12,000,000		Royal Bank of Canada NY, 0.260%,due 10/04/11	12,001,335	1.0
5,000,000		Royal Bank of Canada NY, 0.330%,due 10/04/11	5,000,429	0.4
12,250,000		Standard Chartered Bank NY, 0.210%,due 10/18/11	12,249,768	1.0
2,500,000		Toronto Dominion Bank NY, 0.070%,due 10/04/11	2,500,000	0.2
4,100,000		Toronto Dominion Bank NY, 0.450%,due 10/27/11	4,099,748	0.3
11,750,000		UBS AG Stamford CT, 0.145%,due 10/28/11	11,749,956	0.9
7,750,000		UBS AG Stamford CT, 0.210%,due 10/05/11	7,750,095	0.6
		Total Certificates of Deposit (Cost $89,101,399)	89,101,399	7.2
Financial Company Commercial Paper: 15.2%
6,500,000		American Honda Finance, 0.180%,due 10/18/11	6,499,417	0.5
2,825,000		ANZ National Bank Ltd., 0.260%,due 11/04/11	2,824,200	0.2
12,500,000		ANZ National Int’l Ltd., 0.500%,due 07/13/12	12,450,347	1.0
10,200,000		ASB Finance Ltd. London, 0.370%,due 01/20/12	10,188,206	0.8
13,250,000		ASB Finance Ltd., 0.320%,due 12/22/11	13,240,103	1.1
18,750,000		Barclays US Funding LLC, 0.070%,due 10/03/11	18,749,896	1.5
4,000,000		Citigroup Funding, Inc., 0.120%,due 10/03/11	3,999,960	0.3
35,250,000		Citigroup Funding, Inc., 0.210%,due 10/06/11	35,248,776	2.9
11,750,000	#	Commonwealth Bank of Australia, 0.313%,due 11/18/11	11,741,810	1.0
2,000,000		Standard Chartered Bank NY, 0.690%,due 11/16/11	2,001,047	0.2
13,500,000		Standard Chartered Bank, 0.150%,due 10/03/11	13,499,835	1.1
1,750,000		Standard Chartered Bank, 0.160%,due 10/06/11	1,749,954	0.1
22,000,000		Toronto Dominion Bank Ltd., 0.160%,due 10/17/11	21,998,338	1.8
14,600,000		Toronto Dominion Bank Ltd., 0.160%,due 10/27/11	14,598,207	1.2
1,050,000		UBS Finance Delaware LLC, 0.110%,due 10/04/11	1,049,987	0.1
6,500,000	#	Westpac Banking Corp., 0.260%,due 10/28/11	6,500,112	0.5
11,000,000		Westpac Banking Group, 0.320%,due 12/22/11	10,991,982	0.9
		Total Financial Company Commercial Paper
		(Cost $187,332,177)	187,332,177	15.2
Government Agency Debt: 11.2%
2,500,000		Fannie Mae Discount Notes, 0.004%,due 11/28/11	2,499,972	0.2
30,000,000		Fannie Mae Discount Notes, 0.005%,due 11/14/11	29,999,817	2.4
8,000,000		Fannie Mae Discount Notes, 0.010%,due 11/01/11	7,999,931	0.6
10,500,000		Fannie Mae Discount Notes, 0.010%,due 11/09/11	10,499,916	0.9
4,000,000		Fannie Mae Discount Notes, 0.030%,due 10/03/11	3,999,991	0.3
4,500,000		Farmer Mac Discount Note, 0.040%,due 10/21/11	4,499,900	0.4
9,000,000		Federal Farm Credit Bank Discount Notes, 0.010%,due 11/16/11	8,999,885	0.7
2,515,000		Federal Home Loan Bank Discount Notes, 0.010%,due 11/02/11	2,514,978	0.2
42,000,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/14/11	41,998,973	3.4
7,000,000		Federal Home Loan Bank Discount Notes, 0.040%,due 10/26/11	6,999,980	0.6
11,750,000		Federal Home Loan Bank, 0.450%,due 09/24/12	11,750,000	1.0
1,161,000		Freddie Mac Discount Notes, 0.005%,due 11/02/11	1,160,990	0.1
1,013,000		Freddie Mac Discount Notes, 0.010%,due 11/15/11	1,012,981	0.1
2,400,000		Freddie Mac Discount Notes, 0.030%,due 11/08/11	2,399,924	0.2
1,494,000		Freddie Mac Discount Notes, 0.063%,due 10/03/11	1,494,000	0.1
		Total Government Agency Debt
		(Cost $137,831,238)	137,831,238	11.2

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 3.2%
39,963,000		Deutsche Bank Repurchase Agreement dated 09/30/11, 0.0000%, due 10/03/11, $39,963,000 to be received upon repurchase (Collateralized by $40,746,409 FNMA, 0.600%, Market Value plus accrued interest $40,762,753, due 03/06/2014)	$39,963,000	3.2
		Total Government Agency Repurchase Agreement
		(Cost $39,963,000)	39,963,000	3.2
Other Commercial Paper: 4.0%
19,500,000		Pepsico Inc., 0.070%,due 11/09/11	19,498,521	1.6
15,000,000		Total Capital Canada Ltd., 0.050%,due 10/04/11	14,999,913	1.2
15,000,000		Wal-Mart Stores, Inc., 0.050%,due 10/04/11	14,999,912	1.2
		Total Other Commercial Paper
		(Cost $49,498,346)	49,498,346	4.0
Other Instrument: 4.5%
55,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class,due 10/03/11	55,000,000	4.5
		Total Other Instrument
		(Cost $55,000,000)	55,000,000	4.5
Other Note: 16.9%
5,500,000	#	American Honda Finance Corp., 0.005%,due 12/09/11	5,501,062	0.5
4,000,000	#	American Honda Finance, 0.296%,due 10/07/11	3,999,998	0.3
5,680,000		Australia and New Zealand Banking Group, 5.000%,due 11/14/11	5,712,310	0.5
2,710,000		Bank of America, 0.150%,due 10/04/11	2,709,955	0.2
16,000,000		Bank of America, 0.220%,due 10/25/11	15,997,547	1.3
2,650,000		BB&T Corp., 4.000%,due 07/27/12	2,717,801	0.2
1,000,000		Caterpillar Financial Services Corp., 5.000%,due 10/12/11	1,001,493	0.1
9,000,000		Deutsche Bank NY, 0.008%,due 04/20/12	9,000,000	0.7
3,000,000		General Electric Capital Corp., 0.478%,due 11/21/11	3,000,331	0.3
12,490,000		General Electric Capital Corp., 4.000%,due 08/13/12	12,796,476	1.0
7,250,000		General Electric Capital Corp., 5.000%,due 10/19/12	7,579,546	0.6
12,000,000		JPMorgan Chase & Co., 5.000%,due 01/15/12	12,143,539	1.0
1,500,000		JPMorgan Chase Bank, 0.100%,due 10/26/11	1,499,896	0.1
2,500,000		KFW, 0.004%,due 10/14/11	2,502,480	0.2
250,000	#	Rabobank Nederland, 0.240%,due 10/17/11	250,004	0.0
5,450,000		Rabobank Nederland, 5.000%,due 01/25/12	5,527,523	0.5
18,000,000	#	Rabobank, 0.003%,due 03/16/12	18,009,751	1.5
7,000,000		Royal Bank of Canada NY, 0.005%,due 03/30/12	7,016,334	0.6
15,250,000	#	Royal Bank of Canada, 0.003%,due 03/30/12	15,250,000	1.2
14,000,000	#	Svenska Handelsbanken AB, 0.006%,due 03/09/12	14,000,000	1.1
2,284,000		Total Capital SA, 5.000%,due 05/22/12	2,349,584	0.2
19,000,000		Toyota Motor Credit Corp., 0.004%,due 12/14/11	19,000,000	1.5
6,654,000		Toyota Motor Credit Corp., 0.012%,due 10/25/11	6,674,006	0.5
1,250,000		Wachovia Corp., 0.383%,due 10/23/11	1,249,509	0.1
10,500,000		Wal-Mart Stores, Inc., 0.420%,due 06/01/12	10,845,719	0.9
18,500,000		Westpac Banking Corp, 0.003%,due 03/27/12	18,500,000	1.5
3,450,000	#	Westpac Banking Corp, 1.000%,due 10/21/11	3,450,595	0.3
		Total Other Note
		(Cost $208,285,459)	208,285,459	16.9
		Securities Lending Collateral(cc)(1): 0.0%
747,006	R	BNY Institutional Cash Reserves Fund, Series B,due 11/20/08(2)(3)	597,605	0.0
		Total Securities Lending Collateral
		(Cost $747,006)	597,605	0.0
		Total Investments in Securities (Cost $1,188,373,765)*	$1,188,224,364	96.3
		Assets in Excess of Other Liabilities	45,194,916	3.7
		Net Assets	$1,233,419,280	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2011 (Unaudited) (continued)

(2)	Collateral received from brokers for securities lending was invested in these short-term investments.
(3)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Securities Lending Collateral	$—	$—	$597,605	$597,605
Government Agency Debt	—	137,831,238	—	137,831,238
Other Commercial Paper	—	49,498,346	—	49,498,346
Government Agency Repurchase Agreement	—	39,963,000	—	39,963,000
Certificates of Deposit	—	89,101,399	—	89,101,399
Other Note	—	208,285,459	—	208,285,459
Financial Company Commercial Paper	—	187,332,177	—	187,332,177
Other Instrument	55,000,000	—	—	55,000,000
Asset Backed Commercial Paper	—	420,615,140	—	420,615,140
Total Investments, at value	$55,000,000	$1,132,626,759	$597,605	$1,188,224,364

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Securites lending collateral	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011